Consolidated Statements of Change in Shareholders' Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Share Application Monies [Member] USD ($)	Share Application Monies [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021		$ 2,060		$ 1,047,940				$ (2,339,447)				$ (1,289,447)
Balance, shares at Dec. 31, 2021 | shares	1,570,313	1,570,313
Capital contribution by shareholders				2,400,000								2,400,000
Capital contribution by shareholders, shares | shares	237,645	237,645
Net loss								(787,512)				(787,512)
Foreign currency translation adjustment
Balance at Dec. 31, 2022		$ 2,060		3,447,940				(3,126,959)				323,041
Balance, shares at Dec. 31, 2022 | shares	1,807,958	1,807,958
Capital contribution by shareholders				10,795,690								10,795,690
Capital contribution by shareholders, shares | shares	220,288	220,288
Net loss								(7,570,873)				(7,570,873)
Foreign currency translation adjustment										(1,200)		(1,200)
Balance at Dec. 31, 2023		$ 2,060		14,243,630				(10,697,832)		(1,200)		3,546,658
Balance, shares at Dec. 31, 2023 | shares	2,028,246	2,028,246
Capital contribution by shareholders				2,793,695								2,793,695
Capital contribution by shareholders, shares | shares	1,511,544	1,511,544
Net loss								(3,932,965)			$ (2,878,762)	(3,932,965)
Foreign currency translation adjustment										38,748	28,362	38,748
Balance at Dec. 31, 2024	$ 1,508	$ 2,060	$ 12,470,593	$ 17,037,325			$ (10,709,118)	$ (14,630,797)	$ 27,484	$ 37,548	$ 1,790,467	$ 2,446,136
Balance, shares at Dec. 31, 2024 | shares	3,539,790	3,539,790